Segment Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Significant Segment Expenses and Segment Operating Loss
The following tables illustrate information about segment revenue, significant segment expenses and segment operating loss for the three and six months ended June 30, 2026 and 2025:

	Three Months Ended June 30,		Six Months Ended June 30,
	2026	2025	2026	2025
Revenues:	$—	$—	$—	$—
Less(1):
Research and development expenses(2):
Compensation and related expenses	5,486	7,067	10,734	13,156
Drug discovery and platform	51	417	249	567
Clinical and manufacturing activities	12,637	12,428	20,448	24,447
Occupancy and all other costs	2,687	1,872	4,482	3,915

Total research and development expense	$20,861	$21,784	$35,913	$42,085
General and administrative expenses(3):
Compensation and related expenses	2,096	2,228	4,359	4,576
Consulting and professional services	1,244	1,010	2,441	2,249
Occupancy and all other costs	387	475	701	1,081

Total general and administrative expense	$3,727	$3,713	$7,501	$7,906
Stock-based compensation	1,552	2,762	3,006	4,871
Other segment items(4)	(276)	(1,363)	(923)	(2,980)

Net loss	$25,864	$26,896	$45,497	$51,882

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker.
(2)
Research and development expense excludes stock-based compensation expense, which is presented separately below. Stock-based compensation expense excluded from research and development expense was $0.7 million and $1.2 million for the three months ended June 30, 2026 and 2025, respectively, and $1.4 million and $2.0 million for the six months ended June 30, 2026 and 2025, respectively.

(3)
General and administrative expense excludes stock-based compensation expense, which is presented separately below. Stock-based compensation expense excluded from general and administrative expense was $0.8 million and $1.6 million for the three months ended June 30, 2026 and 2025, respectively, and $1.6 million and $2.9 million for the six months ended June 30, 2026 and 2025, respectively.

(4)	Other segment items include interest and other income, net.

The following tables illustrate information about segment revenue, significant segment expenses and segment operating loss for the years ended December 31, 2025 and 2024 (in thousands):

	Year Ended December 31,
	2025	2024
Revenues:	$—	$—
Less(1):
Research and development expenses(2):
Compensation and related expenses	21,828	24,537
Drug discovery and platform	1,026	844
Clinical and manufacturing activities	52,065	36,831
Occupancy and all other costs	7,461	8,037

Total research and development expense	$82,380	$70,249
General and administrative expenses(3):
Compensation and related expenses	8,174	7,912
Consulting and professional services	4,382	4,791
Occupancy and all other costs	1,800	1,243

Total general and administrative expense	$14,356	$13,946
Stock-based compensation	8,931	7,060
Other segment items(4)	(5,060)	(8,146)

Net loss	$(100,607)	$(83,109)

(1)	The significant expense categories and amounts align with the segment-level information that is regularly provided to the chief operating decision maker.
(2)
Research and development expense for the years ended December 31, 2025 and 2024 exclude $3.7 million and $2.9 million of stock-based compensation expense, respectively, which is presented separately below.

(3)
General & administrative expense for the years ended December 31, 2025 and 2024 exclude $5.2 million and $4.1 million of stock-based compensation expense, respectively, which is presented separately below.

(4)	Other segment items include interest and other income, net.